Interests in Other Entities - Interest in Unconsolidated Structured Entities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Joint ventures | Investment funds
Disclosure of unconsolidated structured entities [line items]
Carrying amount	$ 213	$ 245
Debt securities | Securitization entities – third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount		5,899
Maximum exposure to loss	7,366	5,899
Cash, cash equivalents and short-term securities | Securitization entities – third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	430	725
Maximum exposure to loss	430	725
Equity securities | Investment funds – third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	3,439	4,877
Maximum exposure to loss	3,439	4,877
Equity securities and Other invested assets | Investment funds – company managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	1,705	1,455
Maximum exposure to loss	1,705	1,455
Other invested assets | Limited partnerships – third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount		1,258
Maximum exposure to loss	$ 1,557	$ 1,258